General	6 Months Ended
Jun. 30, 2022
General [Abstract]
GENERAL
NOTE 1:	GENERAL

A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) is engaged in the development of therapeutics for the treatment of unmet medical needs of Systemic Lupus Erythematosus (“SLE”). In 2014, the Company signed a licensing agreement with Yeda, as amended on September 6, 2015, to develop hCDR1, a Phase II-ready asset for the treatment of SLE. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 5 Badner Street, Ramat Gan, Israel.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

The Company has a wholly-owned subsidiary, Xtepo Ltd. (“Xtepo”), which was incorporated in Israel. The Company and Xtepo are heretofore referred to as the Group.